SCHEDULE OF COMPONENTS OF INCOME TAX PROVISION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Current
Deferred
Total income tax provision